CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
REVENUES
Total revenues	$ 110,551,502	$ 99,079,267	$ 101,104,224
COST OF REVENUES
Total cost of revenues	103,373,524	90,429,027	91,452,753
GROSS PROFIT	7,177,978	8,650,240	9,651,471
OPERATING EXPENSES:
Selling	794,193	550,574	708,531
General and administrative	4,167,587	1,277,820	981,347
Provision for doubtful accounts	770,192	743,986	918,940
Stock compensation expense	930,223
Total operating expenses	6,662,195	2,572,380	2,608,818
INCOME FROM OPERATIONS	515,783	6,077,860	7,042,653
OTHER INCOME (EXPENSE)
Interest income	3,048	2,163	388,781
Interest expense	(1,673,563)	(730,780)	(1,282,291)
Other finance expenses	(417,549)	(118,394)	(141,284)
Other (expense) income, net	(89,405)	9,012	(18,596)
Provision for doubtful accounts - security deposit	(718,437)
Provision for doubtful accounts - loan receivable	0	0	(1,506,778)
Total other income, net	(2,895,906)	(837,999)	(2,560,168)
(LOSS) INCOME BEFORE INCOME TAXES	(2,380,123)	5,239,861	4,482,485
PROVISION FOR INCOME TAXES	223,173	213,649	714,376
Net (loss) income from continuing operations	(2,603,296)	5,026,212	3,768,109
NET LOSS FROM DISCONTINUED OPERATIONS	(1,796,237)	(662,621)	0
NET (LOSS) INCOME	(4,399,533)	4,363,591	3,768,109
Less: Net income attributable to non-controlling interest from continuing operations	477,409
NET (LOSS) INCOME ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	(4,876,942)	4,363,591	3,768,109
Net income (loss)	(4,399,533)	4,363,591	3,768,109
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(559,320)	(267,546)	133,553
Foreign currency translation adjustment	(559,320)	(267,546)	133,553
TOTAL COMPREHENSIVE (LOSS) INCOME	(4,958,853)	4,096,045	3,901,662
Less: Comprehensive income attributable to non-controlling interests from continuing operations	465,736
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	$ (5,424,589)	$ 4,096,045	$ 3,901,662
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	22,417,524	20,319,723	20,000,000
Diluted	22,417,524	20,944,951	20,083,151
(LOSS) EARNINGS PER SHARE - BASIC
Continuing operations	$ (0.14)	$ 0.24	$ 0.19
Discontinued operations	(0.08)	(0.03)
(LOSS) EARNINGS PER SHARE - DILUTED
Continuing operations	(0.14)	0.24	$ 0.19
Discontinued operations	$ (0.08)	$ (0.03)
Supermarket and grocery store
REVENUES
Total revenues	$ 5,827,319	$ 3,856,358	$ 3,750,904
COST OF REVENUES
Total cost of revenues	4,961,552	3,256,439	3,193,830
Farmers' market
REVENUES
Total revenues	80,473,936	95,222,909	97,353,320
COST OF REVENUES
Total cost of revenues	76,192,444	$ 87,172,588	$ 88,258,923
Feed raw material
REVENUES
Total revenues	24,250,247
COST OF REVENUES
Total cost of revenues	$ 22,219,528